LEGAL SETTLEMENTS AND LOSS CONTINGENCIES	6 Months Ended
Jun. 30, 2017
Legal [Abstract]
Legal settlements and loss contingencies [TextBlock]

NOTE 15 – Legal settlements and loss contingencies:

Legal settlements and loss contingencies for the six months ended June 30, 2017 amounted to $344 million, compared to $141 million for the six months ended June 30, 2016. As of June 30, 2017 and December 31, 2016, an accrued amount for legal settlements and loss contingencies of $1.2 billion and $1.5 billion, respectively, was recorded in other current liabilities.